UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Defined Opportunity Credit Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 02/29/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Defined Opportunity                                          BLACKROCK
Credit Trust (BHL)

SEMI-ANNUAL REPORT
FEBRUARY 29, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
The Benefits and Risks of Leveraging .....................................     5
Swap Agreements ..........................................................     5
Financial Statements:
  Schedule of Investments ................................................     6
  Statement of Assets and Liabilities ....................................     9
  Statement of Operations ................................................     9
  Statement of Changes in Net Assets .....................................    10
Financial Highlights .....................................................    11
Notes to Financial Statements ............................................    12
Officers and Trustees ....................................................    16
Additional Information ...................................................    17


2       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter 2008 with no relief. January and February proved to be trying months for equities, but strong ones for some areas of the bond market, as fears of an economic recession swelled. The Federal Reserve Board (the "Fed"), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, more than matched those cuts in January alone. Responding to a slowing economy and continued fallout from chaos in the credit markets, the Fed cut interest rates 75 basis points in a rare unscheduled session on January 22, and followed with a 50-basis-point cut at its regular meeting on January 30. Another 75-basis-point cut on March 18 brought the target rate to 2.25%.

Reverberations from the U.S. subprime mortgage collapse, and the associated liquidity and credit crisis, continue to permeate global financial markets. The S&P 500 Index of U.S. stocks was down in February, marking the fourth consecutive month of negative returns. International markets, while not unscathed, generally have outperformed their U.S. counterparts so far in 2008. Emerging markets, benefiting from stronger economic growth rates, have done particularly well. In fixed income markets, fears related to the economic slowdown and related credit crisis have led to a prolonged flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quality government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.53% by the end of February, while prices correspondingly rose.

After setting a new-issuance record in 2007, supply in the municipal bond market has been on the decline for four consecutive months (measured year over year). The market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. By period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Against this backdrop, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of February 29, 2008                                                     6-month      12-month
===============================================================================================================
U.S. equities (S&P 500 Index)                                                             - 8.79%       - 3.60%
---------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                              -12.91        -12.44
---------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                         - 4.71        + 0.84
---------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                  + 5.67        + 7.30
---------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                            - 0.60        - 1.17
---------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)       - 1.39        - 3.08
---------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of February 29, 2008 (Unaudited)

Investment Objective

BlackRock Defined Opportunity Credit Trust (BHL) seeks high current income, with a secondary objective of long-term capital appreciation.

Fund Information

Symbol on New York Stock Exchange ........................             BHL
Initial Offering Date ....................................      January 31, 2008
--------------------------------------------------------------------------------
      As of February 29, 2008, the Trust has not declared or paid any dividends since its inception on January 31, 2008. The Trust intends to make regular monthly distributions on its shares of common stock and declared its initial dividend on March 3, 2008.

The table below summarizes the changes in the Trust's market price and net asset value:

--------------------------------------------------------------------------------
                            2/29/08     1/31/08      Change      High       Low
--------------------------------------------------------------------------------
Market Price ............   $15.00      $15.00       0.00%      $15.33    $14.80
Net Asset Value .........   $14.25      $14.33      (0.56%)     $14.33    $14.05
--------------------------------------------------------------------------------

The following charts show the portfolio composition and credit quality allocations of the Trust's long-term investments:

Portfolio Composition

Asset Mix                                                                2/29/08
--------------------------------------------------------------------------------
Floating Rate Loan Interests ....................................         100%
--------------------------------------------------------------------------------

Credit Quality Allocations*

Credit Rating                                                            2/29/08
--------------------------------------------------------------------------------
BBB/Baa .........................................................           3%
BB/Ba ...........................................................          55
B/B .............................................................          24
Not Rated .......................................................          18
--------------------------------------------------------------------------------
* Using the higher of Standard & Poor's or Moody's Investors Service ratings.


4       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008

The Benefits and Risks of Leveraging

BlackRock Defined Opportunity Credit Trust (the "Trust") may utilize leverage through borrowings or issuance of short-term debt securities. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Trust on its longer-term portfolio investments. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher- yielding portfolio investments, the Trust's Common Shareholders will benefit from the incremental yield.

Leverage creates risks for Common Shareholders including the likelihood of greater net asset value and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings may reduce the Common Shares' yield and negatively impact its net asset value and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trust's net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Trust's net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders of Common Shares will be reduced.

Swap Agreements

The Trust may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom the Trust has entered into the swap will default on its obligation to pay the Trust and the risk that the Trust will not be able to meet its obligations to pay the other party to the agreement.


       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008     5

Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                            Par
Floating Rate Loan Interests                               (000)       Value
===============================================================================
Aerospace & Defense -- 1.6%
Hawker Beechcraft Acquisition Co. LLC:
     Letter of Credit, 4.73% - 5.26%
       due 3/31/2014                                  USD    157   $    144,889
     Term Loan B, 6.83% due 3/31/2014                      1,843      1,699,487
                                                                   ------------
                                                                      1,844,376
===============================================================================
Auto Components -- 1.2%
Allison Transmission Term Loan B, 5.92% - 7.90%
   due 8/07/2014                                           1,500      1,320,417
===============================================================================
Biotechnology -- 0.7%
Talecris Biotherapeutics, Inc. First Lien Term Loan,
   6.57% - 6.63% due 12/06/2013                            1,000        800,000
===============================================================================
Building Products -- 0.8%
Momentive Performance Materials, Inc.
   Term Loan B, 5.375% due 12/04/2013                      1,000        882,143
===============================================================================
Chemicals -- 0.6%
MacDermid, Inc. Term Loan B, 6.83%
   due 12/15/2013                                            750        622,500
===============================================================================
Commercial Services & Supplies -- 3.2%
ARAMARK Corp.:
     Letter of Credit, 4.22% due 1/24/2014                    60         55,275
     Term Loan B, 6.705% due 1/24/2014                       940        870,066
Alliance Laundry Systems LLC Term Loan,
   5.85% - 5.90% due 1/27/2012                             1,000        945,000
Waste Services, Inc. Tranche E,
   7.40% due 3/31/2011                                     1,000        930,000
West Corp. Term Loan, 5.465% - 5.635%
   due 10/24/2013                                          1,000        848,250
                                                                   ------------
                                                                      3,648,591
===============================================================================
Communications Equipment -- 2.0%
Alltel Corp.:
     Term Loan B2, 7.74% due 5/16/2015                       500        453,238
     Term Loan B3, 5.866% due 5/18/2015                    2,000      1,812,954
                                                                   ------------
                                                                      2,266,192
===============================================================================
Computers & Peripherals -- 0.4%
Intergraph Corp. Term Loan, 5.09% - 5.125%
   due 5/29/2014                                             500        448,750
===============================================================================
Containers & Packaging -- 1.2%
Smurfit Kappa Group:
     Term Loan B 1, 6.505% due 7/16/2014              EUR    500        658,304
     Term Loan C 1, 6.701% due 7/16/2015                     500        661,944
                                                                   ------------
                                                                      1,320,248
===============================================================================
Diversified Telecommunication Services -- 2.8%
Eircom Group Plc:
     Term Loan B, 6.625% due 8/14/2014                       500        659,224
     Term Loan C, 6.875% due 8/14/2013                       500        660,234
Integra Telecom, Inc. First Lien Term Loan,
   7.335% - 9.08% due 8/31/2013                       USD  1,000        925,000
PaeTec Communications Term Loan,
   5.622% due 2/28/2012                                    1,000        900,833
                                                                   ------------
                                                                      3,145,291
===============================================================================
Electric Utilities -- 0.8%
Mirant Corp. Term Loan B, 7.15% due 1/03/2013              1,000        942,500
===============================================================================
Electronic Equipment & Instruments -- 2.3%
Bausch & Lomb, Inc. Term Loan B, 8.08%
   due 4/26/2015                                             800        770,546
Flextronics International Ltd.:
     Delay Draw Term Loan, 7.455%
       due 10/01/2014                                        223        207,217
     Term Loan B 2, 7.394% - 7.395%
       due 10/01/2014                                        777        721,116
ReAble Therapeutics Finance LLC Term Loan,
   7.83% due 5/14/2014                                     1,000        940,000
                                                                   ------------
                                                                      2,638,879
===============================================================================
Energy Equipment & Services -- 0.8%
Dresser, Inc. First Lien Term Loan,
   5.565% - 5.621% due 5/04/2014                           1,000        920,833
===============================================================================
Health Care Equipment & Supplies -- 0.8%
Biomet, Inc. Term Loan B, 7.858%
   due 3/25/2015                                           1,000        955,750
===============================================================================
Health Care Providers & Services -- 3.8%
Community Health Systems, Inc. Term Loan B,
   5.335% due 6/18/2014                                    2,380      2,174,790
HealthSouth Corp. Term Loan B,
   5.67% - 5.78% due 3/12/2013                             1,000        916,944
Surgical Care Affiliates Term Loan B, 7.08%
   due 12/26/2014                                            500        410,000
Symbion, Inc.:
     Delay Draw Term Loan A, 6.372% - 6.494%
       due 8/01/2014                                         488        409,813
     Term Loan B, 6.372% - 6.494%
       due 8/01/2014                                         488        409,813
                                                                   ------------
                                                                      4,321,360
===============================================================================
Health Care Technology -- 0.4%
Misys Hospital Systems, Inc. Term Loan B, 6.37%
   due 10/11/2014                                            500        465,000
===============================================================================
Hotels, Restaurants & Leisure -- 3.0%
Harrah's Entertainment, Inc. Term Loan B2,
   6.244% due 1/29/2015                                    2,000      1,832,142
Las Vegas Sands LLC Term Loan B, 6.58%
   due 5/04/2014                                             833        739,485
Venetian Macau US Finance Co. LLC:
     Delay Draw Term Loan, 7.08% due 5/25/2012               362        326,582
     Term Loan Revolving Credit, 7.08%
      due 5/26/2011                                          639        576,827
                                                                   ------------
                                                                      3,475,036
===============================================================================
Household Durables -- 2.0%
Jarden Corp. Term Loan B3, 7.33%
   due 1/24/2012                                           1,500      1,425,000
Yankee Candle Co., Inc. Term Loan B,
   5.13% due 2/06/2014                                     1,000        879,500
                                                                   ------------
                                                                      2,304,500
===============================================================================
Household Products -- 0.4%
VJCS Acquisition Term Loan B, 5.361%
   due 4/30/2014                                             500        435,000
===============================================================================
IT Services -- 3.5%
Amadeus Global Travel Distribution SA:
     Term Loan B, 6.959% due 6/30/2013                EUR    300        385,703
     Term Loan B-4, 6.959% due 6/30/2013                     200        252,012
     Term Loan C, 7.209% due 6/30/2014                       300        387,980
     Term Loan C-4, 7.209% due 6/30/2014                     200        252,012

See Notes to Financial Statements.


6       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

                                                            Par
Floating Rate Loan Interests                               (000)       Value
===============================================================================
IT Services (concluded)
First Data Corp. Term Loan B2, 7.58%
   due 9/24/2014                                      USD  2,000   $  1,813,888
SunGard Data Systems, Inc. Term Loan B,
   5.128% due 2/11/2013                                    1,000        921,042
                                                                   ------------
                                                                      4,012,637
===============================================================================
Independent Power Producers &
Energy Traders -- 3.2%
NRG Energy, Inc. Term Loan B, 6.58%
   due 4/11/2012                                           1,000        918,409
TXU Corp. Term Loan B-3, 6.478% - 6.596%
   due 10/10/2014                                          3,000      2,735,115
                                                                   ------------
                                                                      3,653,524
===============================================================================
Industrial Conglomerates -- 0.8%
Sequa Corp. Term Loan B, 8.08% due 12/03/2014              1,000        939,375
===============================================================================
Insurance -- 0.8%
Alliant Insurance Services Term Loan B, 7.83%
   due 10/23/2014                                          1,000        890,000
===============================================================================
Machinery -- 2.5%
Lincoln Industrials:
     Delay Draw Term Loan, 5.75% due 7/11/2014               272        250,282
     First Lien Term Loan, 8.25% due 7/11/2014               724        724,091
Navistar International Transportation Corp.:
     Revolving Credit, 4.794% due 6/30/2012                  267        237,667
     Term Loan, 6.501% due 6/30/2012                         733        653,583
OshKosh Truck Corp. Term Loan B, 6.90%
   due 12/06/2013                                          1,000        931,042
                                                                   ------------
                                                                      2,796,665
===============================================================================
Media -- 15.6%
Bresnan Telecommunications Term Loan B 2,
   5.01% - 7.15% due 9/17/2011                             1,000        891,786
Cablevision Systems Corp. Term Loan, 6.896%
   due 3/28/2013                                           1,500      1,384,624
Casema NV (Essent Kablecom):
     Term Loan B, 7.189% due 9/30/2014                EUR    171        237,732
     Term Loan B, 6.689% due 11/02/2014                      329        457,661
     Term Loan C, 7.189% due 11/02/2015                      500        698,767
Catalina Marketing Group Term Loan, 7.83%
   due 10/01/2014                                     USD  1,500      1,260,000
Cequel Communications LLC Term Loan B,
   5.07% - 7% due 11/05/2013                               1,000        835,909
Discovery Communications Term Loan B,
   6.83% due 5/15/2013                                     1,500      1,373,250
Formula One Group Term Loan B, 7.093%
   due 12/31/2013                                          1,000        866,500
HIT Entertainment Ltd. First Lien Term Loan,
   5.07% due 8/31/2012                                     1,000        850,000
Idearc, Inc. Term Loan B, 6.83% due 11/15/2014             1,500      1,234,062
Insight Midwest Holdings LLC Delay Draw Term Loan,
   7% due 4/03/2014                                        1,000        895,313
Local TV LLC Term Loan, 5.16% - 5.22%
   due 5/15/2013                                           1,000        850,000
Mediacom LLC Term Loan C, 4.87% - 5.74%
   due 1/31/2015                                           1,000        861,250
NTL Cable Plc Term Loan, 6.781%
   due 11/19/2037                                     GBP    500        858,155
New Vision Television Term Loan B, 8.13%
   due 10/21/2013                                     USD    824        708,265
New Vision Term Loan B, 8.13%
   due 10/21/2013                                            169        145,285
Nielsen Finance LLC Term Loan B, 5.346%
   due 8/09/2013                                           1,000        880,833
ProSiebenSat 1 Media AG Term Loan C,
   5.916% due 5/09/2015                               EUR  1,000      1,237,630
United Pan Europe Communications Term
   Loan N, 4.869% due 12/31/2014                      USD  1,500      1,311,563
                                                                   ------------
                                                                     17,838,585
===============================================================================
Multiline Retail -- 0.8%
Neiman Marcus Group, Inc. Term Loan,
   4.931% - 6.90% due 4/06/2013                            1,000        923,036
===============================================================================
Paper & Forest Products -- 3.8%
Boise Cascade Holdings LLC Second Lien
   Term Loan, 7.50% due 2/05/2015                          1,000        983,750
Georgia-Pacific Corp. First Lien Term Loan B,
   5.085% - 6.896% due 2/14/2013                           1,500      1,380,250
NewPage Corp. Term Loan B, 8.688%
   due 12/07/2014                                          2,000      1,939,166
                                                                   ------------
                                                                      4,303,166
===============================================================================
Pharmaceuticals -- 0.8%
Warner Chilcott:
     Term Loan B, 5.122% due 1/18/2012                       744        685,785
     Term Loan C, 6.83% due 1/30/2013                        256        235,882
                                                                   ------------
                                                                        921,667
===============================================================================
Specialty Retail -- 2.3%
ADESA, Inc. Term Loan B, 7.08%
   due 10/18/2013                                          1,000        893,500
Michaels Stores, Inc. Term Loan B,
   5.375% - 6.0% due 10/31/2013                            1,000        858,409
Sally Beauty Co., Inc. Term Loan B, 7.82%
   due 11/16/2013                                          1,000        922,500
                                                                   ------------
                                                                      2,674,409
===============================================================================
Wireless Telecommunication Services -- 0.8%
Centennial Cellular Operating Co. Term Loan,
   5.085% - 6.83% due 2/09/2011                            1,000        947,000
-------------------------------------------------------------------------------
Total Floating Rate Loan Interests
(Cost -- $73,136,006) -- 63.7%                                       72,657,430
===============================================================================

===============================================================================
Short-Term Securities
===============================================================================
Federal Home Loan Bank Discount Notes:
     1.50% due 3/03/2008                                  39,500     39,500,000
     2.51% due 3/06/2008                                   5,000      4,998,875
                                                                   ------------
                                                                     44,498,875
===============================================================================
                                                      Beneficial
                                                  Interest (000)
===============================================================================
BlackRock Liquidity Series, LLC
   Cash Sweep Series, 3.76% (a)(b)                    USD 27,495     27,495,463
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $71,994,338) -- 63.1%                                       71,994,338
===============================================================================
Total Investments
(Cost -- $145,130,344*) -- 126.8%                                   144,651,768

Liabilities in Excess of Other Assets -- (26.8%)                    (30,530,558)
                                                                   ------------
Net Assets -- 100.0%                                               $114,121,210
                                                                   ============

See Notes to Financial Statements.


       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008     7

Schedule of Investments (concluded)

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008 as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 145,130,344
                                                                  =============
      Gross unrealized appreciation ..........................    $     651,020
      Gross unrealized depreciation ..........................       (1,129,596)
                                                                  -------------
      Net unrealized depreciation ............................    $    (478,576)
                                                                  =============

(a) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net Activity   Interest
      Affiliate                                             (000)        Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series    $27,495       $33,474
      --------------------------------------------------------------------------

(b)   Represents the current yield as of report date.
o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
o FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

      FAS 157 establishes a hierarchy that classifies these inputs into the three broad levels:

            Level 1 -- price quotations in active markets/exchanges for identical securities.

            Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs).

            Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments).

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Trust's net assets as of February 29, 2008:

      --------------------------------------------------------------------------
                                              Investments in     Other Financial
      Valuation Inputs                          Securities         Instruments*
      --------------------------------------------------------------------------
      Level 1                                  $          0        $       0
      Level 2                                   144,651,768          (30,080)
      Level 3                                             0                0
      --------------------------------------------------------------------------
      Total                                    $144,651,768        $ (30,080)
      ==========================================================================

      * Other financial instruments are swaps not reflected in the Schedule of Investments which are valued at the unrealized appreciation/depreciation on the investment.
o     Swaps outstanding as of February 29, 2008 were as follows:

      --------------------------------------------------------------------------
                                                       Notional     Unrealized
                                                        Amount     Appreciation
                                                        (000)     (Depreciation)
      --------------------------------------------------------------------------
      Sold credit default protection LCDX Index and receive 2.25%

      Broker, Goldman Sachs & Co.
        Expires December 2012                          USD 4,640       $(52,540)

      Sold credit default protection on LCDX Index and receive 2.25%

      Broker, Goldman Sachs & Co.
        Expires December 2012                          USD 4,565         22,460
      --------------------------------------------------------------------------
      Total                                                            $(30,080)
                                                                       ========

o     Currency Abbreviations:
EUR     Euro
GBP     British Pound
USD     U.S. Dollar

See Notes to Financial Statements.


8       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008

Statement of Assets and Liabilities

As of February 29, 2008 (Unaudited)
===============================================================================
Assets
-------------------------------------------------------------------------------
Investments at value -- unaffiliated
  (identified cost -- $117,634,881) ..........................    $ 117,156,305
Investments at value -- affiliated
  (identified cost -- $27,495,463) ...........................       27,495,463
Cash .........................................................        5,564,963
Unrealized appreciation on unfunded loan commitments .........           13,292
Unrealized appreciation on swaps .............................           22,460
Interest receivable ..........................................          106,155
Swaps receivable .............................................           46,250
Principal paydown receivable .................................           24,255
Other assets .................................................           49,170
                                                                  -------------
Total assets .................................................      150,478,313
                                                                  -------------

===============================================================================
Liabilities
-------------------------------------------------------------------------------
Swap premiums received .......................................          784,881
Unrealized depreciation on swaps .............................           52,540
Deferred Income ..............................................           49,170
Investments purchased payable ................................       35,145,441
Offering and organization costs payable ......................          200,000
Investment advisory fees payable .............................           99,334
Trustees fees payable ........................................            1,010
Other affiliates payable .....................................              160
Other accrued expenses payable ...............................           24,567
                                                                  -------------
Total liabilities ............................................       36,357,103
                                                                  -------------

===============================================================================
Net Assets
-------------------------------------------------------------------------------
Net Assets ...................................................    $ 114,121,210
                                                                  =============

===============================================================================
Net Assets Consist of
-------------------------------------------------------------------------------
Common Shares par value $.001 per share, (8,008,517 shares
  issued and outstanding) ....................................    $       8,009
Paid-in capital in excess of par .............................      114,495,997
Undistributed net investment income ..........................          252,500
Undistributed net realized gains .............................           24,561
Net unrealized depreciation ..................................         (659,857)
                                                                  -------------
Net Assets, $14.25 net asset value per share of Common Shares     $ 114,121,210
                                                                  =============

Statement of Operations

For the Period January 31, 2008 1 to February 29, 2008 (Unaudited)

===============================================================================
Investment Income
-------------------------------------------------------------------------------
Interest (including $33,474 from affiliates) .................    $     402,698
                                                                  -------------
Total income .................................................          402,698
                                                                  -------------

===============================================================================
Expenses
-------------------------------------------------------------------------------
Investment advisory ..........................................           99,334
Organization .................................................           22,000
Professional fees ............................................           10,374
Transfer agent ...............................................            4,640
Custodian ....................................................            4,244
Printing .....................................................            3,554
Accounting services ..........................................            2,079
Trustees .....................................................            1,010
Miscellaneous ................................................            2,963
                                                                  -------------
Total expenses ...............................................          150,198
                                                                  -------------
Net investment income ........................................          252,500
                                                                  -------------

===============================================================================
Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain from:
  Investments ................................................               67
  Swaps ......................................................           24,494
                                                                  -------------
                                                                         24,561
                                                                  -------------
Net unrealized appreciation/depreciation on:
  Investments ................................................         (478,576)
  Swaps ......................................................          (30,080)
  Foreign currency ...........................................         (164,493)
  Unfunded loan commitments ..................................           13,292
                                                                  -------------
                                                                       (659,857)
                                                                  -------------
Total realized and unrealized loss ...........................         (635,296)
                                                                  -------------
Net Decrease in Net Assets Resulting from Operations .........    $    (382,796)
                                                                  =============

1     Commencement of operations.

See Notes to Financial Statements.


       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008     9

Statement of Changes in Net Assets

                                                                                                                   For the Period
                                                                                                                  January 31, 2008 1
                                                                                                                   to February 29,
                                                                                                                        2008
Increase (Decrease) in Net Assets:                                                                                   (Unaudited)
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ............................................................................................    $     252,500
Net realized gain ................................................................................................           24,561
Net unrealized depreciation ......................................................................................         (659,857)
                                                                                                                      -------------
Net decrease in net assets resulting from operations .............................................................         (382,796)
                                                                                                                      -------------
===================================================================================================================================
Capital Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from the issuance of Common Shares ............................................      114,404,000
                                                                                                                      -------------
Net increase in net assets derived from capital stock transactions ...............................................      114,404,000
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets .....................................................................................      114,021,204
Beginning of period ..............................................................................................          100,006
                                                                                                                      -------------
End of period ....................................................................................................    $ 114,121,210
                                                                                                                      =============
End of period undistributed net investment income ................................................................    $     252,500
                                                                                                                      =============

1     Commencement of operations.

See Notes to Financial Statements.


10       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008

Financial Highlights

                                                                                                                   For the Period
                                                                                                                  January 31, 2008 1
                                                                                                                   to February 29,
                                                                                                                        2008
                                                                                                                    (Unaudited)
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................................................................    $      14.33 2
                                                                                                                   -----------------
Net investment income 3 .......................................................................................             .03
Net realized and unrealized loss ..............................................................................            (.09)
                                                                                                                   -----------------
Net decrease from investment operations .......................................................................            (.06)
Offering costs resulting from the issuance of Common Shares ...................................................            (.02)
                                                                                                                   -----------------
Net asset value, end of period ................................................................................    $      14.25
                                                                                                                   =================
Market price, end of period ...................................................................................    $      15.00
                                                                                                                   =================
====================================================================================================================================
Total Investment Return 4
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ......................................................................................            (.56%) 5
                                                                                                                   =================
Based on market price .........................................................................................             .00% 5
                                                                                                                   =================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total expenses ................................................................................................            1.51% 6
                                                                                                                   =================
Net investment income .........................................................................................            2.53% 6
                                                                                                                   =================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ...............................................................................    $    114,121
                                                                                                                   =================
Portfolio turnover ............................................................................................              --% 7
                                                                                                                   =================

1     Commencement of operations.
2 Net asset value, beginning of period, reflects a deduction of $.675 per share sales charge from initial offering price of $15.00 per share.
3     Based on average shares outstanding.
4 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
5     Aggregate total investment return.
6     Annualized.
7     Portfolio turnover is less than 1%.

See Notes to Financial Statements.


       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008     11

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Defined Opportunity Credit Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company. Prior to commencement of operations on January 31, 2008, the Trust had no operations other than those relating to organizational matters and the sale of 8,517 Common Shares on November 13, 2007 to BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., for $100,006. Investment operations for the Trust commenced on January 31, 2008. The Trust will terminate no later than December 31, 2017. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Trust determines and makes available for publication the net asset value of its Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the
Trust:

Valuation of Investments: The Trust values corporate bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Trust's Board of Trustees (the "Board"). Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from a pricing service. Swap agreements are valued by quoted fair values received daily by the Trust's pricing service. Short-term securities may be valued at amortized cost. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the Advisor and/or sub-advisor seeks to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the Advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Trust's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the Advisor using a pricing service and/or procedures approved by the Board.

Floating Rate Loans: The Trust invests in floating rate loans, which are generally non-investment grade, made by banks, other financial institutions and privately and publicly offered corporations. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. The Trust considers these investments to be investments in debt securities for purposes of its investment policies.


12       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008

The Trust earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, consent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income or expense. Payment penalty fees are recorded as gains or losses. When the Trust buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Trust may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Trust may include covenant waiver fees and covenant modification fees.

The Trust may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer's option. The Trust may invest in such loans in the form of participations in loans ("Participations") and assignments of all or a portion of loans from third parties. Participations typically will result in the Trust having a contractual relationship only with the lender, not with the borrower. The Trust will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Trust generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Trust may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Trust will assume the credit risk of both the borrower and the lender that is selling the Participation. The Trust's investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Trust may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Derivative Financial Instruments: The Trust may engage in various portfolio investment strategies to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or index or if the counterparty does not perform under the contract.

o Credit default swaps -- The Trust may invest in credit default swaps which are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. These periodic payments received or made by the Trust are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks arise from the possible inability of the counterparties to meet the terms of their contracts. The Trust is exposed to credit loss in the event of non-performance by the other party to the swap.

      The Trust may utilize credit default swaps for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Trust's exposure to interest rate risk.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Trust reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective February 29, 2008, the Trust implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The Advisor has evaluated the application of FIN 48 to the Trust, and has determined that the adoption of FIN 48 does not have a material impact on the Trust's financial statements. The Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.


       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008     13

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Trust amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Trust segregate assets in connection with certain investments (e.g., swaps), the Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan:
Under the deferred compensation plan approved by the Trust's Board, non-interested Trustees ("Independent Trustees") defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in other certain BlackRock Closed-End Funds. The deferred compensation, if any, is included in other assets on the Statement of Assets and Liabilities.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses directly related to the Trust are charged to the Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Trust entered into an Investment Advisory Agreement with the Advisor to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of 1.00% of the average daily value of the Trust's net assets plus the proceeds of any outstanding borrowings used for leverage.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. ("BFM"), an affiliate of the Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Trust to the Advisor. For the period January 31, 2008 through February 29, 2008, the Trust reimbursed the Advisor $167, for certain accounting services which are included in accounting services expenses in the Statement of Operations.

For the period January 31, 2008 through February 29, 2008, Merrill Lynch, Pierce, Fenner & Smith ("MLPF&S") received underwriting fees of $3,227,501 in connection with the issuance of the Trust's Common Stock. In addition, the Trust reimbursed MLPF&S $23,000 as a partial reimbursement of expenses incurred in connection with the issuance of the Trust's Common Stock.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.


14       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008

Notes to Financial Statements (concluded)

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the period January 31, 2008 through February 29, 2008 were $73,093,629 and $24,255, respectively.

4. Beneficial Interest Transactions:

The Trust is authorized to issue an unlimited number of shares of capital stock, par value $0.001 per share, all of which are initially classified as Common Shares. The Board of is authorized, however, to classify and reclassify any unissued shares without approval of the holders of Common Shares.

At February 29, 2008, an affiliate of the Advisor owned 8,517 shares.

Shares issued and outstanding for the period January 31, 2008 (commencement of operations) to February 29, 2008 increased by 8,000,000 from shares sold.

Organization costs of $22,000 were expensed upon the commencement of operations. Offering costs incurred in connection with the Trust's offering of common stock have been charged against the proceeds from the initial common share offering in the amount of $218,000.

5. Commitments:

The Trust may invest in floating rate loans. In connection with these investments, the Trust may, with its Advisor, also enter into unfunded corporate loan commitments. Commitments may obligate the Trust to furnish temporary financing to a borrower until permanent financing can be arranged. At February 29, 2008, the Trust had outstanding unfunded commitments of approximately $487,000. In connection with these commitments, the Trust earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the Statement of Operations as facility and other fees, is recognized ratably over the commitment period. As of February 29, 2008, the Trust had the following unfunded loan commitments:

--------------------------------------------------------------------------------
                                                                       Value of
                                                         Unfunded     Underlying
                                                        Commitment      Loan
Borrower                                                  (000)         (000)
--------------------------------------------------------------------------------
Bausch & Lomb, Inc. ..............................        $200          $204
Community Health Systems, Inc. ...................        $120          $119
Las Vegas Sands ..................................        $167          $177
--------------------------------------------------------------------------------

6. Short-Term Borrowings:

The Trust is a party to a senior committed secured, 364-day revolving line of credit and security agreement (the "Agreement") with State Street Bank and Trust Company ("SSB") dated April 9, 2008. The Agreement has a maximum limit of $67.5 million. The Trust has granted a security interest in substantially all of its assets to SSB. The Trust did not borrow under the Agreement during the period ended February 29, 2008.

7. Subsequent Events:

On March 18, 2008, the Trust issued an additional 900,000 shares from the underwriters' exercising their over-allotment option in the amount of $12,888,000.

The Trust paid a net investment income dividend to Common Shareholders in the amount of $0.112500 per share on March 31, 2008 to shareholders of record on March 14, 2008.


       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008     15

Officers and Trustees

G. Nicholas Beckwith, III, Trustee
Richard E. Cavanagh, Trustee
Richard S. Davis, Trustee
Kent Dixon, Trustee
Frank J. Fabozzi, Trustee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Robert S. Salomon, Jr., Trustee
Donald C. Burke, Trust President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian

State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent

Computershare Trust Company, N.A.
Providence, RI 02940

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036


16       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008

Additional Information

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Trust's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Trust's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trust's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Trust may be found on BlackRock's website, which can be accessed at http://www.blackrock.com. This reference to BlackRock's website is intended to allow investors public assess to information regarding the Trust and does not, and is not intended to, incorporate BlackRock's website into this report.


       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008     17

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


18       BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST       FEBRUARY 29, 2008

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trust leverages its Common Shares, which creates risk for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares' yield. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Trust voted proxies relating to securities held in the Trust's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

BlackRock Defined Opportunity Credit Trust
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                      #DOCT-2/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Defined Opportunity Credit Trust

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Defined Opportunity Credit Trust

Date: April 23, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Defined Opportunity Credit Trust

Date: April 23, 2008